Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 4,969,825	R$ 3,845,465	R$ 2,345,032
Inflows		1,568,343	3,062,000
Cozani acquisition - opening balance 04/30/2022
Cancellation
Financial expenses	319,860	298,718	167,857
Foreign exchange variations, net	(115,282)	(19,567)	60,463
Payment	(1,403,457)	(723,134)	(1,789,887)
Ending balance	3,770,946	4,969,825	3,845,465
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,831,865	9,063,539	8,378,835
Inflows	2,127,573	2,472,827	2,041,474
Cozani acquisition - opening balance 04/30/2022	2,992,831	2,929,448
Cancellation	(1,155,617)	(93,491)	(202,379)
Financial expenses	1,387,299	1,329,839	858,260
Foreign exchange variations, net
Payment	(3,044,184)	(2,870,297)	(2,012,651)
Ending balance	12,256,775	12,831,865	9,063,539
Lease liabilities [member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,948,873
Ending balance		9,948,873
Derivative Financial Instruments Assets Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(508,251)	(447,132)	(465,922)
Inflows	122,218	(166,779)	(296,464)
Cozani acquisition - opening balance 04/30/2022
Cancellation
Financial expenses	95,115	345,184	148,177
Foreign exchange variations, net	115,282	19,454	(60,574)
Payment	(392,062)	(258,978)	227,651
Ending balance	R$ (567,698)	R$ (508,251)	R$ (447,132)